U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

         Pauze' Funds
         14340 Torrey Chase Blvd., Suite 170
         Houston, TX 77014

2.   Name of each series or class of funds for which this notice is filed:

         Pauze U.S. Government Total Return Bond Fund, No Load Class Pauze U.S. Government Total Return Bond Fund, Class B
         Pauze U.S. Government Total Return Bond Fund, Class C
         Pauze U.S. Government Intermediate Term Bond Fund, No Load Class Pauze U.S. Government Intermediate Term Bond Fund, Class B
         Pauze U.S. Government Intermediate Term Bond Fund, Class C
         Pauze U.S. Government Short Term Bond Fund, No Load Class
         Pauze U.S. Government Short Term Bond Fund, Class B
         Pauze U.S. Government Short Term Bond Fund, Class C

3.   Investment Company Act File Number: 811-8148

         Securities Act File Number: 33-71562

4.   Last day of fiscal year for which this notice is filed:

         April 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          /    /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None, for all of the series listed in Item 2 above.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

         None, for all of the series listed in Item 2 above.

9.   Number and aggregate sale price of securities sold during the fiscal year:

                  NAME OF SERIES                                     NUMBER OF    AGGREGATE
                                                                      SHARES     SALES PRICE
Pauze U.S. Government Total Return Bond Fund, No Load Class           274,554     $2,581,218
Pauze U.S. Government Total Return Bond Fund, Class B                 132,139      1,328,078
Pauze U.S. Government Total Return Bond Fund, Class C                       0              0
Pauze U.S. Government Intermediate Term Bond Fund, No Load Class      130,180      1,286,469
Pauze U.S. Government Intermediate Term Bond Fund, Class B            442,251      4,437,187
Pauze U.S. Government Intermediate Term Bond Fund, Class C                  0              0
Pauze U.S. Government Short Term Bond Fund, No Load Class              34,121        342,615
Pauze U.S. Government Short Term Bond Fund, Class B                    68,186        681,860
Pauze U.S. Government Short Term Bond Fund, Class C                    48,069        480,694

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  NAME OF SERIES                                     NUMBER OF    AGGREGATE
                                                                      SHARES     SALES PRICE
Pauze U.S. Government Total Return Bond Fund, No Load Class           274,554     $2,581,218
Pauze U.S. Government Total Return Bond Fund, Class B                 132,139      1,328,078
Pauze U.S. Government Total Return Bond Fund, Class C                       0              0
Pauze U.S. Government Intermediate Term Bond Fund, No Load Class      130,180      1,286,469
Pauze U.S. Government Intermediate Term Bond Fund, Class B            442,251      4,437,187
Pauze U.S. Government Intermediate Term Bond Fund, Class C                  0              0
Pauze U.S. Government Short Term Bond Fund, No Load Class              34,121        342,615
Pauze U.S. Government Short Term Bond Fund, Class B                    68,186        681,860
Pauze U.S. Government Short Term Bond Fund, Class C                    48,069        480,694

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

                  NAME OF SERIES                                    NUMBER OF     AGGREGATE
                                                                      SHARES     SALES PRICE
Pauze U.S. Government Total Return Bond Fund, No Load Class           249,153     $2,335,712
Pauze U.S. Government Total Return Bond Fund, Class B                     627          6,252
Pauze U.S. Government Total Return Bond Fund, Class C                       0              0
Pauze U.S. Government Intermediate Term Bond Fund, No Load Class          866          8,467
Pauze U.S. Government Intermediate Term Bond Fund, Class B              1,647         16,404
Pauze U.S. Government Intermediate Term Bond Fund, Class C                  0              0
Pauze U.S. Government Short Term Bond Fund, No Load Class                 178          1,781
Pauze U.S. Government Short Term Bond Fund, Class B                         0              0
Pauze U.S. Government Short Term Bond Fund, Class C                       305          3,036

12.      Calculation of registration fee:

                                                                   (II) AGGREGATE                              (V) NET
                                                                   PRICE IN                                    AGGREGATE
                                                                   CONNECTION                                  PRICE OF SECURITIES
                                                                   WITH DIVIDEND    (III) AGGREGATE            SOLD AND ISSUED
                                                  (I) AGGREGATE    REINVESTMENT     PRICE OF SHARES            [LINE (I), PLUS LINE
                                                  SALE PRICE       PLANS (FROM      REDEEMED OR                (II),LESS LINE (III),
NAME OF SERIES                                    (FROM) ITEM 10)  ITEM 11)         REPURCHASED       (IV)(1)  PLUS LINE (IV)]
Pauze U.S. Government
 Total Return Bond Fund, No Load Class            $ 2,581,218      $ 2,335,712      $(5,555,591)               $(  638,661)
Pauze U.S. Government
 Total Return Bond Fund, Class B                    1,328,078            6,252       (  931,030)                   403,600
Pauze U.S. Government
 Total Return Bond Fund, Class C                            0                0                0                          0
Pauze U.S. Government
 Intermediate Term Bond Fund, No Load Class         1,286,469            8,467       (   28,158)                 1,266,778
Pauze U.S. Government
 Intermediate Term Bond Fund, Class B               4,437,187           16,404       (2,958,997)                 1,494,594
Pauze U.S. Government
 Intermediate Term Bond Fund, Class C                       0                0                0                          0
Pauze U.S. Government
 Short Term Bond Fund, No Load Class                  342,615            1,781       (  107,340)                   237,056
Pauze U.S. Government
 Short Term Bond Fund, Class B                        681,860                0       (  504,000)                   177,860
Pauze U.S. Government
 Short Term Bond Fund, Class C                        480,694            3,036       (  178,306)                   305,424

                                                  -----------      -----------     -------------    ---------  -----------

                                                  $11,138,121      $ 2,371,652     $(10,263,422)         -0-   $ 3,246,651
                                                  -----------      -----------     -------------    ---------  -----------

MULTIPLIED BY 1/3300                                                                                             X  1/3300
                                                                                                               -----------
FEE DUE [TOTAL OF (I)                                                                                          $    983.83
OR (V) MULTIPLIED BY (VI)]                                                                                     -----------

(1) Aggregate price of shares redeemed or repurchased and previously applied as a reduction of filing fees pursuant to rule 24e-2 (if applicable)

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a)

     /  X  /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     6/19/97

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY: /S/ PAUL L. GIORGIO
---------------------------------
PAUL L. GIORGIO
Chief Accounting Officer
Date: June 18, 1997

                             Charles W. Lutter, Jr.
                         Attorney and Counselor at Law
                                103 Canyon Oaks
                             San Antonio, TX 78232

                            Telephone (210) 496-5438

                                 June 18, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for Pauze' Funds
     File Nos.  33-71562 and 811-8148

Gentleman:

     As counsel to Pauze' Funds (the "Trust"), I have been requested to render this opinion in connection with the filing by the Trust of a Rule 24f-2 Notice (the "Notice") with respect to its fiscal year ended April 30, 1997.

     Reference is made to paragraph 5 of the Notice, wherein the Trust reports the number and amount of shares of the Trust (the "Shares") representing interests in Pauze' U.S. Government Total Return Bond Fund, Pauze' U.S. Government Intermediate Term Bond Fund and Pauze' U.S. Government Short-Term Bond Fund, sold during the fiscal year ended April 30, 1997 in reliance upon Rule 24f-2 under the Investment Company Act of 1940, as amended.

     I have examined the Amended and Restated Master Trust Agreement, as amended, and By-laws of the Trust, the Notice, the records of certain meetings and written consents of the Trustees of the Trust, and such documents as deemed necessary for purposes of this opinion the Shares were legally issued and fully paid and non-assessable by the Trust.

                                        Sincerely,

                                        /S/ CHARLES W. LUTTER, JR.
                                        --------------------------
                                        CHARLES W. LUTTER, JR.

CWL:kle

Enclosures